Impact of Restatement on Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Insu acquisition corp. II [Member]
Impact of Restatement on Quarterly Financial Information (Unaudited) (Tables) [Line Items]
Schedule of restatement on the balance sheets, statements of operations and statements of cash flows
	As Previously Reported	Adjustments	As Restated
Balance sheet as of September 30, 2020
Warrant Liabilities	$—	$14,457,629	$14,457,629
Total Liabilities	9,826,454	14,457,629	24,284,083
Common Stock Subject to Possible Redemption	216,106,340	13,893,660	230,000,000
Class A Common Stock	193	(139)	54
Additional Paid-in Capital	5,083,766	(5,083,766)	0
Accumulated Deficit	(84,739)	(23,267,383)	(23,352,122)

Three months ended September 30, 2020
Change in fair value of warrant liabilities	$—	$866,731	$866,731
Transaction costs allocable to warrant liabilities	—	820,852	820,852
Net loss	(83,615)	(1,687,583)	(1,771,198)
Basic and diluted net loss per share, Class A common stock	(0.00)	(0.06)	(0.06)
Basic and diluted net loss per share, Class B common stock	(0.01)	(0.05)	(0.06)

Nine months ended September 30, 2020
Change in fair value of warrant liabilities	$—	$866,731	$866,731
Transaction costs allocable to warrant liabilities	—	820,852	820,852
Net loss	(83,615)	(1,687,583)	(1,771,198)
Basic and diluted net loss per share, Class A common stock	(0.00)	(0.06)	(0.06)
Basic and diluted net loss per share, Class B common stock	(0.01)	(0.05)	(0.06)

Cash Flow Statement for the nine months ended September 30, 2020
Net loss	$(83,615)	$(1,687,583)	$(1,771,198)
Change in fair value of warrant liabilities	—	866,731	866,731
Transaction costs allocable to warrant liabilities	—	820,852	820,852